CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net income	¥ 338,587	¥ 296,933	¥ 322,853
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	364,242	340,252	320,339
Principal payments received under net investment in leases	475,730	489,428	462,475
Provision for credit losses	20,968	8,117	5,388
Equity in net income of equity method investments	(36,774)	(22,081)	(24,565)
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	(72,488)	(33,000)	(191,999)
Bargain purchase gain	0	(1,174)	0
Gains on sales of securities other than trading	(3,943)	(2,657)	(18,227)
Gains on sales of operating lease assets	(53,441)	(56,932)	(40,148)
Write-downs of long-lived assets	1,724	2,297	35,666
Write-downs of securities	315	824	730
Deferred tax provision	20,000	36,947	11,538
(Increase) Decrease in trading securities	(8,041)	31,855	68,422
Increase in inventories	(58,126)	(17,527)	(7,053)
Decrease in trade notes, accounts and other receivable	5,235	12,953	3,562
Increase (Decrease) in trade notes, accounts and other payable	(4,427)	(12,173)	14,943
Increase in policy liabilities and policy account balances	186,193	89,915	146,642
Increase (Decrease) in income taxes payable	107,881	(128,948)	92,026
Other, net	(40,233)	(121,941)	(99,222)
Net cash provided by operating activities	1,243,402	913,088	1,103,370
Cash Flows from Investing Activities:
Purchases of lease equipment	(1,124,207)	(976,502)	(872,994)
Originations of installment loans	(1,429,738)	(1,275,795)	(1,206,509)
Principal collected on installment loans	1,356,586	1,337,889	1,188,094
Proceeds from sales of operating lease assets	262,724	233,452	147,104
Investments in equity method investees, net	(166,640)	(66,186)	(40,408)
Proceeds from sales of equity method investments	23,967	104,387	54,629
Purchases of available-for-sale debt securities	(570,241)	(515,865)	(526,478)
Proceeds from sales of available-for-sale debt securities	197,640	323,773	239,250
Proceeds from redemption of available-for-sale debt securities	47,280	44,496	90,478
Purchases of equity securities other than trading	(57,819)	(55,539)	(81,213)
Proceeds from sales of equity securities other than trading	54,728	36,444	64,931
Purchases of property under facility operations	(76,667)	(103,572)	(44,302)
Acquisitions of subsidiaries, net of cash acquired	(42,486)	(206,830)	(87,582)
Sales of subsidiaries, net of cash disposed	139,525	19,987	252,921
Other, net	12,545	1,383	13,233
Net cash used in investing activities	(1,372,803)	(1,098,478)	(808,846)
Cash Flows from Financing Activities:
Net increase in debt with maturities of three months or less	10,751	20,408	96,383
Proceeds from debt with maturities longer than three months	1,218,867	1,820,633	950,244
Repayment of debt with maturities longer than three months	(1,177,803)	(1,158,517)	(1,160,613)
Net decrease in deposits due to customers	(1,572)	(30,638)	(42,591)
Cash dividends paid to ORIX Corporation shareholders	(99,900)	(106,290)	(99,395)
Acquisition of treasury stock	(50,001)	(52,071)	(50,001)
Contribution from noncontrolling interests	15,621	3,926	25,942
Purchases of shares of subsidiaries from noncontrolling interests	(108)	(46,319)	(2,086)
Net increase (decrease) in call money	0	5,000	(7,500)
Other, net	(1,332)	(17,824)	(17,001)
Net cash provided by (used in) financing activities	(85,477)	438,308	(306,618)
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	33,277	22,178	24,331
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	(181,601)	275,096	12,237
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	1,366,908	1,091,812	1,079,575
Cash, Cash Equivalents and Restricted Cash at End of Year	¥ 1,185,307	¥ 1,366,908	¥ 1,091,812